Davis Global Fund

Authorized series of
Davis New York Venture Fund, Inc.
Supplement dated June 13, 2024
to the Summary Prospectus dated February 29, 2024

The following replaces the footnote under “Annual Fund Operating Expenses”:

The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.05%; Class C shares, 1.80%; Class Y shares, 0.80%). For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Davis International Fund
Authorized series of
Davis New York Venture Fund, Inc.
Supplement dated June 13, 2024
to the Summary Prospectus dated February 29, 2024

The following replaces the footnote under “Annual Fund Operating Expenses”:

The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.05%; Class C shares, 1.80%; Class Y shares, 0.80%). For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Davis Global Fund
Davis International Fund
Authorized series of
Davis New York Venture Fund, Inc.
Supplement dated June 13, 2024
to the Prospectus dated February 29, 2024

The following replaces the footnotes under “Annual Fund Operating Expenses”:

The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.05%; Class C shares, 1.80%; Class Y shares, 0.80%). For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.